Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 167	$ 169	$ 167
Foreign currency translation	2	(2)
Goodwill, Ending Balance	169	167	167
EPCD
Goodwill [Roll Forward]
Goodwill, Beginning Balance	90	91
Foreign currency translation	0	(1)
Goodwill, Ending Balance	90	90
FPD
Goodwill [Roll Forward]
Goodwill, Beginning Balance	77	78
Foreign currency translation	2	(1)
Goodwill, Ending Balance	$ 79	$ 77